Pension and Non-pension Post-employment Benefit Plans - Actuarial Gains and Losses, Net of Tax, Recognized in OCI (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Loss on pension annuity purchases (see note 18(a))	$ 0.2	$ 0.0	$ 0.0	$ 0.2
Actuarial losses (gains) recognized during the year		(33.5)	(9.3)	9.1
Income tax recovery		6.5	1.5	1.5
Actuarial assumptions
Disclosure of analysis of other comprehensive income by item [line items]
Income tax recovery		5.0	0.0	0.4
Pension and non-pension post-employment benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Cumulative losses, beginning of year		77.7	87.0	77.7
Cumulative losses, end of year		$ 44.2	$ 77.7	$ 87.0